Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.2%
Atlas Arteria Ltd.	14,128,124	$78,718,143
Qube Holdings Ltd.	28,252,046	53,287,717
Transurban Group	18,280,497	181,878,182
		313,884,042
Brazil — 0.1%
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR(a)	498,931	3,986,459

Canada — 10.2%
Enbridge Inc.	3,941,197	166,441,477
Gibson Energy Inc.	310,145	5,744,140
Keyera Corp.	467,479	10,677,348
Pembina Pipeline Corp.	1,167,415	41,265,835
TC Energy Corp.	2,078,958	107,694,934
Westshore Terminals Investment Corp.	550,396	13,661,554
		345,485,288
China — 5.8%
Anhui Expressway Co. Ltd., Class H	4,416,000	3,568,499
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	24,154,000	16,482,667
CGN Power Co. Ltd., Class H(c)	14,607,000	3,538,389
China Gas Holdings Ltd.	3,486,000	5,396,748
China Longyuan Power Group Corp. Ltd., Class H	4,829,000	9,358,436
China Merchants Port Holdings Co. Ltd.	20,096,000	34,227,052
China Power International Development Ltd.(a)	7,615,000	4,838,749
China Resources Gas Group Ltd.	1,302,500	6,071,499
China Resources Power Holdings Co. Ltd.	2,540,000	5,246,506
COSCO SHIPPING Ports Ltd.	24,428,000	17,275,223
Guangdong Investment Ltd.	4,124,000	4,359,198
Hainan Meilan International Airport Co. Ltd., Class H(b)	1,984,000	5,846,723
Jiangsu Expressway Co. Ltd., Class H	18,028,000	18,186,690
Kunlun Energy Co. Ltd.	5,804,000	4,759,563
Shenzhen Expressway Co. Ltd., Class H	10,196,000	10,593,340
Shenzhen International Holdings Ltd.	19,416,500	19,137,620
Yuexiu Transport Infrastructure Ltd.	13,726,000	7,935,677
Zhejiang Expressway Co. Ltd., Class H(b)	21,144,000	19,488,663
		196,311,242
Denmark — 0.8%
Orsted A/S(c)	272,456	28,696,119

France — 5.8%
Aeroports de Paris(b)	379,296	48,352,742
Engie SA	2,559,722	29,638,924
Gaztransport Et Technigaz SA	54,077	6,792,313
Getlink SE	6,400,218	113,509,943
		198,293,922
Germany — 2.7%
E.ON SE	3,243,081	27,316,715
Fraport AG Frankfurt Airport Services Worldwide(b)	543,887	23,785,426
Hamburger Hafen und Logistik AG	342,736	4,867,897
RWE AG	974,238	36,033,206
		92,003,244
Italy — 7.4%
Atlantia SpA	7,419,955	174,179,455
Enav SpA(b)(c)	3,743,861	15,703,643
Enel SpA	11,150,147	61,149,859
		251,032,957
Security	Shares	Value

Japan — 1.7%
Iwatani Corp.	112,600	$4,345,735
Japan Airport Terminal Co. Ltd.(b)	1,372,500	54,532,444
		58,878,179
Mexico — 4.5%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	502,201	25,722,735
Grupo Aeroportuario del Pacifico SAB de CV, ADR	510,978	71,322,309
Grupo Aeroportuario del Sureste SAB de CV, ADR	289,901	56,933,658
		153,978,702
Netherlands — 0.1%
Koninklijke Vopak NV	138,302	3,485,380

New Zealand — 2.3%
Auckland International Airport Ltd.(b)	17,767,068	79,589,436

Singapore — 0.7%
Hutchison Port Holdings Trust, Class U(a)	74,282,600	17,473,199
SIA Engineering Co. Ltd.(a)(b)	3,792,600	6,661,026
		24,134,225
Spain — 6.7%
Aena SME SA(b)(c)	1,082,661	138,148,528
Iberdrola SA	8,450,373	87,980,240
		226,128,768
Switzerland — 1.3%
Flughafen Zurich AG, Registered(b)	280,066	42,436,888

United Kingdom — 2.4%
John Menzies PLC(b)	1,231,655	8,950,785
National Grid PLC	5,592,761	71,872,204
		80,822,989
United States — 37.6%
American Electric Power Co. Inc.	726,759	69,725,258
American Water Works Co. Inc.	261,504	38,903,950
Cheniere Energy Inc.	500,099	66,528,170
Consolidated Edison Inc.	510,800	48,577,080
Dominion Energy Inc.	1,168,382	93,248,567
DTE Midstream LLC(b)	204,618	10,030,374
Duke Energy Corp.	1,109,557	118,955,606
Equitrans Midstream Corp.	863,550	5,492,178
Eversource Energy	495,344	41,841,708
Exelon Corp.	1,413,647	64,066,482
Kinder Morgan Inc.	4,134,701	69,297,589
NextEra Energy Inc.	2,143,502	166,035,665
ONEOK Inc.	944,122	52,398,771
Public Service Enterprise Group Inc.	728,546	46,102,391
Sempra Energy	460,792	69,243,214
Southern Co.(The)	1,528,712	109,012,453
Targa Resources Corp.	485,780	28,986,493
WEC Energy Group Inc.	455,543	45,845,847
Williams Companies Inc. (The)	2,575,711	80,387,940
Xcel Energy Inc.	776,109	54,917,473
		1,279,597,209

Total Common Stocks — 99.3%
(Cost: $3,195,524,459)		3,378,745,049

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	2,125,362	$4,293,231

Total Preferred Stocks — 0.1%
(Cost: $3,676,350)		4,293,231

Total Long-Term Investments — 99.4%
(Cost: $3,199,200,809)		3,383,038,280

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	3,133,287	3,132,974
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	4,410,000	4,410,000

Total Short-Term Securities — 0.2%
(Cost: $7,541,653)		7,542,974

Total Investments in Securities — 99.6%
(Cost: $3,206,742,462)		3,390,581,254

Other Assets Less Liabilities — 0.4%		11,911,466

Net Assets — 100.0%		$3,402,492,720

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,940,677	$1,196,220	(a)	$—		$(4,181)	$258	$3,132,974	3,133,287	$43,772	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,110,000	—		(1,700,000	)(a)	—	—	4,410,000	4,410,000	7,132		—
						$(4,181)	$258	$7,542,974		$50,904		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	51	07/15/22	$4,312	$(44,696)
S&P/TSX 60 Index	51	09/15/22	9,053	(442,983)
SPI 200 Index	36	09/15/22	4,020	(69,546)
Dow Jones U.S. Real Estate Index	78	09/16/22	2,784	1,901
				$(555,324)

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,791,998,443	$1,586,746,606	$—	$3,378,745,049
Preferred Stocks	4,293,231	—	—	4,293,231
Money Market Funds	7,542,974	—	—	7,542,974
	$1,803,834,648	$1,586,746,606	$—	$3,390,581,254
Derivative financial instruments(a)
Assets
Futures Contracts	$1,901	$—	$—	$1,901
Liabilities
Futures Contracts	(442,983)	(114,242)	—	(557,225)
	$(441,082)	$(114,242)	$—	$(555,324)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

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